NYSE Regulation

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

Received SEC
OCT 26 2010
Washington, DC 20549

10013816

CERTARCA
001-34928

October 26, 2010

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: Sprott Physical Silver Trust
CIK: 0001494728
SEC File No.: 001-34928
Form Type: 8-A12B
Filing Date: 10/25/2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on October 8, 2010) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

Sprott Physical Silver Trust, Units

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Corporate Compliance